Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION

7. Business Combination

Effective July 15, 2019, the Company acquired cannabis-related brands and other assets of CMI. In consideration of the sale and transfer of the acquired assets, the Company delivered 13,553,233 shares of Cryomass Technologies common stock, in addition to $1,999,770 in cash to the members of CMI, and to CMI, respectively.

The CMI Transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations (“ASC 805”). The Company’s allocation of the purchase price was calculated as follows:

Cash	$1,999,770
Common stock	6,776,617
Total purchase price	$8,776,387

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Cash	$136,654
Other current assets	74
Property and equipment, net	1,985,738
Intangible assets:
Customer relationships	215,900	6
Trademark/trade name	1,340,000	Indefinite
Developed manufacturing process	1,330,000	Indefinite
Goodwill	4,663,514
Right of use asset	1,411,461
Deposits	12,348
Total assets acquired	$11,095,689
Liabilities assumed:
Notes payable	$147,268
Notes payable, related parties	760,573
Right of use liability	1,411,461
Total liabilities assumed	2,319,302
Estimated fair value of net assets acquired	$8,776,387

Effective June 23, 2021, the Company acquired substantially all the assets of Cryocann for $3,500,000 million in cash and 10,000,000 shares of Company common stock, of which $1,000,000 in cash and 10,000,000 shares of Company common stock were paid at closing and a promissory note was issued for $1,252,316 payable by Company to Cryocann on October 15, 2021, which represents the remaining Purchase Price of $2,500,000 minus the amount owed by Cryocann under a Loan Agreement dated April 23, 2021 by and between Cryocann and the Company.

The Company concluded that the Cryocann Acquisition qualified as a business combination under ASC 805. The Company’s allocation of the purchase price was calculated as follows:

Cash	$2,247,684
Common stock	1,804,500
Promissory Note	1,220,079
Total purchase price	$5,272,263

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Intangible assets:
In process research and development	3,209,000	Indefinite
Patent	873,263	10
Goodwill	1,190,000
Total assets acquired	$5,272,263

The estimates of the fair value of the assets acquired assumed at the date of the Cryocann Acquisition are subject to adjustment during the measurement period (up to one year from each acquisition date). The primary areas of the accounting for the Cryocann Acquisition that are not yet finalized relate to the fair value of intangible assets acquired, residual goodwill and any related tax impact. The fair value of these net assets acquired is based on management’s estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. While the Company believes that such preliminary estimates provide a reasonable basis for estimating the fair value of assets acquired, it evaluates any necessary information prior to finalization of the fair value. During the measurement period, the Company will adjust assets if new information is obtained about facts and circumstances that existed as of the date of the Cryocann Acquisition that, if known, would have resulted in the revised estimated values of those assets as of that date. The impact of all changes that do not qualify as measurement period adjustments are included in current period earnings. If the actual results differ from the estimates and judgments used in these fair values, the amounts recorded in the consolidated financial statements could be subject to a possible impairment of the intangible assets or goodwill or require acceleration of the amortization expense of intangible assets in subsequent periods.

7. BUSINESS COMBINATION

Effective July 15, 2019, the Company acquired cannabis brands and other assets of CMI. In consideration of the sale and transfer of the acquired assets, the Company delivered 13,553,233 shares of Andina Gold common stock, in addition to $1,999,770 in cash to the members of CMI.

The CMI Transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations (“ASC 805”). The Company’s allocation of the purchase price was calculated as follows:

Cash	$1,999,770
Common stock	6,776,617
Total purchase price	$8,776,387

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Cash	$136,654
Other current assets	74
Property and equipment, net	1,985,738
Intangible assets:
Customer relationships	215,900	6
Trademark/trade name	1,340,000	Indefinite
Developed manufacturing process	1,330,000	Indefinite
Goodwill	4,663,514
Right of use asset	1,411,461
Deposits	12,348
Total assets acquired	$11,095,689
Liabilities assumed:
Notes payable	$147,268
Notes payable, related parties	760,573
Right of use liability	1,411,461
Total liabilities assumed	2,319,302
Estimated fair value of net assets acquired	$8,776,387

Unaudited Pro Forma Results

CMI contributed a net loss of $4,945,229 for the year ended December 31, 2020 and contributed net income of $302,485 for the year ended December 31, 2019. CMI is included in discontinued operations in the Company’s consolidated statements of operations.

The following table below represents the revenue, net loss and loss per share effect of the acquired company, as reported in our pro forma basis as if the acquisition occurred on January 1, 2019. These pro forma results are not necessarily indicative of the results that actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods.

	For the Years Ended December 31,
	2020	2019
Net Sales	$7,641,737	$6,798,227
Net loss	$(11,815,907)	$(2,459,275)
Net loss per common share	$(0.12)	$(0.02)